INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2 0 2 1	2 0 2 0

Carry-forward tax losses	24,677	19,774
Less valuation allowance	(24,677)	(19,774)
	-	-